Acquisition and Disposition (Tables)	9 Months Ended
Sep. 30, 2021
Acquisition and Disposition
Schedule of fair value of business acquisition consideration

Fair value of common stock issued(1)	$24,064
Working capital adjustments	(490)
Total consideration	$23,574

(1) — represents 8,625,234 shares of BuzzFeed common stock issued at a value of $2.79 per share. The fair value per share was determined using Level 3 inputs using a combination of a market approach based on guideline public companies and an income approach based on estimated discounted cash flows.

Schedule of fair value of identifiable assets acquired and liabilities

Cash and cash equivalents	$5,513
Accounts receivable	3,383
Prepaid and other current assets	611
Deferred tax assets	116
Property and equipment	620
Intangible assets	19,500
Goodwill	5,927
Accounts payable	(1,410)
Accrued expenses and other current liabilities	(4,249)
Deferred tax liabilities	(4,251)
Other liabilities	(63)
Noncontrolling interests	(2,123)
Total consideration for HuffPost	$23,574